Gain on Sale of Marketable Securities	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Gain On Sale Of Marketable Securities
Gain on Sale of Marketable Securities

Note 18 — Gain on Sale of Marketable Securities

On June 4, 2024, VW Tech invested in 10 million shares Avant Technologies, Inc. (“AVAI”). On February 28, 2025 and March 5, 2025, VW Tech sold 264,112 of AVAI shares for net proceeds of $114,111 for a total gain of $104,656 on sale of marketable securities. On April 28, 2025, the Company sold its remaining holding of 9,735,888 shares of AVAI, which were recorded at par value of $0.001 per share to a third party in exchange for 280,534 shares of Tofla Megaline Inc. (“TFML”). The Company determined that the quoted price of the TFLM shares was not a reliable indicator of fair value at the measurement date as the historical price data indicates that TFLM shares consistently reflected zero daily trading volume over an extended period. Therefore, the Company measured the TFLM shares received at par value of $0.001 per share, which was deemed the most reliable and supportable estimate of fair value at the transaction date under ASC 820.

As a result of this non-cash exchange, the Company recognized a loss on sale of the 9,735,888 shares of AVAI of approximately $9,455 during the year ended September 30, 2025. The total gain on sale of AVAI shares of $104,656 is recorded in the recorded as gain on sale of marketable securities on the unaudited condensed consolidated statements of operations during the year ended September 30, 2025. At December 31, 2025 and September 30, 2025, the total par value of TFML shares of $281, is recorded as investment in marketable securities available for share on the unaudited condensed consolidated balance sheets.

Note 13 — Gain on Sale of Marketable Securities

On June 4, 2024, VW Tech invested in 10 million shares Avant Technologies, Inc. (“AVAI”). On February 28, 2025 and March 5, 2025, VW Tech sold 264,112 of AVAI shares for net proceeds of $114,111 for a total gain of $104,656 on sale of marketable securities. On April 28, 2025, the Company sold its remaining holding of 9,735,888 shares of AVAI, which were recorded at par value of $0.001 per share to a third party in exchange for 280,534 shares of Tofla Megaline Inc. (“TFML”). The Company determined that the quoted price of the TFLM shares was not a reliable indicator of fair value at the measurement date as the historical price data indicates that TFLM shares consistently reflected zero daily trading volume over an extended period. Therefore, the Company measured the TFLM shares received at par value of $0.001 per share, which was deemed the most reliable and supportable estimate of fair value at the transaction date under ASC 820.

As a result of this non-cash exchange, the Company recognized a loss on sale of the 9,735,888 share of AVAI of approximately $9,455. The total gain on sale of AVAI shares of $104,656 is recorded in the recorded as gain on sale of marketable securities on the consolidated statements of operations. At September 30, 2025 and 2024, the total par value of TFML shares of $281 and $0, is recorded as investment in marketable securities available for share on the consolidated balance sheets.